NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 01, 2024	Sep. 27, 2024	Jun. 26, 2024	Jun. 30, 2022	Dec. 20, 2024	Dec. 31, 2024	Jun. 30, 2024	Feb. 15, 2025	Jun. 30, 2023
Short-Term Debt [Line Items]
Notes Payable, Current						$ 2,596,378	$ 2,600,000		$ 2,600,000
Payments to Acquire Real Estate				$ 11,409,500
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Bridge Loan			$ 1,100,000
Debt Instrument, Convertible, Conversion Price			$ 0.30
Convertible Debt, Fair Value Disclosures			$ 2,016,667				2,016,667
Debt Instrument, Unamortized Discount			$ 1,100,000				$ 36,565
Debt Instrument, Convertible, Remaining Discount Amortization Period			1 year				1 year
Debt Instrument, Maturity Date			Jun. 19, 2025				Jun. 19, 2025
Convertible Note Payable Related Party						$ 3,181,365	$ 1,100,000
Debt Instrument, Face Amount							1,100,000
Debt Conversion, Converted Instrument, Amount							1,100,000
Debt Instrument, Unamortized Discount, Current							1,100,000
Amortization of Debt Discount (Premium)							36,565
Convertible Notes Payable							1,100,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate During Period		3.50%
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from Lines of Credit					$ 2,859,973
B O S Investment Inc [Member] | Chairman And Co Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Proceeds from Lines of Credit	$ 5,000,000
Related Party [Member]
Short-Term Debt [Line Items]
Bridge Loan			$ 1,100,000
Convertible Note Payable Related Party							36,565
Related Party [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					110,000
Line of Credit Facility, Interest Rate During Period						3.50%
Related Party [Member] | Line of Credit [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Uplist amount								$ 2,500,000
Awaysis Belize Ltd [Member]
Short-Term Debt [Line Items]
Convertible Debt, Current					$ 2,081,365
Previously Reported [Member]
Short-Term Debt [Line Items]
Convertible Note Payable Related Party							36,565
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)							36,565
Increase Decrease In Liabilities							1,063,435
Debt Instrument, Convertible, Beneficial Conversion Feature							1,100,000
Interest Expense, Debt							36,565
Stockholders' Equity, Period Increase (Decrease)							$ 1,100,000
Two Unsecured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.00%
First Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt				$ 2,600,000
Second Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt				$ 280,000